Determination of fair value (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 149,985,414	R$ 103,282,212
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	46,199,796	23,733,466
Investments in associates measured at fair value	1,546,278
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	50,879,981	44,062,950
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,836,146	6,855,421
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	22,057,137	14,888,978
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,499,097	2,932,319
Financial Assets At Amortized Cost Loan Operations	29,228,463	28,551,935
Other financial assets	13,232,997	4,208,743
Financial Assets At Amortized Cost Accounts Receivable	778,943	681,190
Financial Assets At Amortized Cost Other Financial Assets	13,232,997	4,208,473
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	15,253,376	20,423,074
Derivative financial liabilities	40,047,687	24,785,416
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,779,721	33,340,511
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	18,474,978	16,943,539
Financing Instruments Payables	95,248,482	60,365,590
Financial Liabilities At Amortized Cost, Financial Instruments Payable	95,248,482	60,365,590
Financial Liabilities At Amortized Cost Borrowings	1,666,432	2,199,422
Financial Liabilities At Amortized Cost Accounts Payables	763,465	948,218
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 14,730,863	12,231,376
Reasonably possible increase (decrease) in variable, percent	1.00%
Increase (decrease) in fair value due to change in discount rate, liability	R$ 1,002
Increase (decrease) in fair value due to change in discount rate by 100 bps, asset	R$ 15,463
Discount rate
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Weighted average discount rate	0.1196
At fair value [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 149,985,414	103,282,212
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments		23,733,466
Investments in associates measured at fair value	1,546,278	1,450,704
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income		44,062,950
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,874,382	6,855,421
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	22,010,879	13,551,224
Financial Assets At Amortized Cost Securities Trading And Intermediation		2,932,319
Financial Assets At Amortized Cost Loan Operations	29,145,291	28,551,935
Financial Assets At Amortized Cost Accounts Receivable		681,190
Financial Assets At Amortized Cost Other Financial Assets		4,208,743
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned		20,423,074
Derivative financial liabilities		24,785,416
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,693,244	44,589,653
Financial Liabilities At Amortized Cost Securities Trading And Intermediation		16,943,539
Financial Liabilities At Amortized Cost, Financial Instruments Payable	94,662,035	61,098,677
Financial Liabilities At Amortized Cost Borrowings	1,666,432	3,174,285
Financial Liabilities At Amortized Cost Accounts Payables		948,218
Financial Liabilities At Amortized Cost Other Financial Liabilities		12,231,376
Level 1 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	123,368,069
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	3,003,675
Investments in associates measured at fair value	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	50,879,981
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	0
Financial Assets At Amortized Cost Securities Trading And Intermediation	0
Financial Assets At Amortized Cost Loan Operations	0
Financial Assets At Amortized Cost Accounts Receivable	0
Financial Assets At Amortized Cost Other Financial Assets	0
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	14,830,405
Derivative financial liabilities	1,929,536
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	0
Financial Liabilities At Amortized Cost Borrowings	0
Financial Liabilities At Amortized Cost Accounts Payables	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0
Level 1 of fair value hierarchy [member] | At fair value [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading		92,628,880
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments		977,441
Investments in associates measured at fair value		0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income		44,062,950
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		3,773,404
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell		0
Financial Assets At Amortized Cost Securities Trading And Intermediation		0
Financial Assets At Amortized Cost Loan Operations		0
Financial Assets At Amortized Cost Accounts Receivable		0
Financial Assets At Amortized Cost Other Financial Assets		0
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned		19,949,021
Derivative financial liabilities		662,084
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements		0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation		0
Financial Liabilities At Amortized Cost, Financial Instruments Payable		0
Financial Liabilities At Amortized Cost Borrowings		0
Financial Liabilities At Amortized Cost Accounts Payables		0
Financial Liabilities At Amortized Cost Other Financial Liabilities		0
Level 2 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	26,245,585
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	43,196,121
Investments in associates measured at fair value	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,874,382
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	22,010,879
Financial Assets At Amortized Cost Loan Operations	29,145,291
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	422,971
Derivative financial liabilities	38,118,151
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,693,244
Financial Liabilities At Amortized Cost, Financial Instruments Payable	94,662,035
Financial Liabilities At Amortized Cost Borrowings	1,666,432
Financial Liabilities At Amortized Cost Other Financial Liabilities	14,614,086
Level 2 of fair value hierarchy [member] | At fair value [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading		10,653,332
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments		22,756,025
Investments in associates measured at fair value		0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income		0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		3,082,017
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell		13,551,224
Financial Assets At Amortized Cost Securities Trading And Intermediation		2,932,319
Financial Assets At Amortized Cost Loan Operations		28,551,935
Financial Assets At Amortized Cost Accounts Receivable		681,190
Financial Assets At Amortized Cost Other Financial Assets		4,208,743
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned		474,053
Derivative financial liabilities		24,123,332
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements		44,589,653
Financial Liabilities At Amortized Cost Securities Trading And Intermediation		16,943,539
Financial Liabilities At Amortized Cost, Financial Instruments Payable		61,098,677
Financial Liabilities At Amortized Cost Borrowings		3,174,285
Financial Liabilities At Amortized Cost Accounts Payables		948,218
Financial Liabilities At Amortized Cost Other Financial Liabilities		11,659,653
Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	371,760
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0
Investments in associates measured at fair value	1,546,278
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	0
Financial Assets At Amortized Cost Securities Trading And Intermediation	0
Financial Assets At Amortized Cost Loan Operations	0
Financial Assets At Amortized Cost Accounts Receivable	0
Financial Assets At Amortized Cost Other Financial Assets	0
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0
Derivative financial liabilities	0
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	0
Financial Liabilities At Amortized Cost Borrowings	0
Financial Liabilities At Amortized Cost Accounts Payables	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 116,777
Level 3 of fair value hierarchy [member] | At fair value [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading		0
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments		0
Investments in associates measured at fair value		1,450,704
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income		0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		0
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell		0
Financial Assets At Amortized Cost Securities Trading And Intermediation		0
Financial Assets At Amortized Cost Loan Operations		0
Financial Assets At Amortized Cost Accounts Receivable		0
Financial Assets At Amortized Cost Other Financial Assets		0
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned		0
Derivative financial liabilities		0
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements		0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation		0
Financial Liabilities At Amortized Cost, Financial Instruments Payable		0
Financial Liabilities At Amortized Cost Borrowings		0
Financial Liabilities At Amortized Cost Accounts Payables		0
Financial Liabilities At Amortized Cost Other Financial Liabilities		R$ 571,723